Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
9. Intangible assets:

		Accumulated	Net book
December 31, 2020	Cost	amortization	value
Patents and trademarks	$21,763	$11,513	$10,250
Technology	6,040	5,613	427
Customer contracts	13,234	12,283	951
Other intangibles	477	321	156
Total	$41,514	$29,730	$11,784

		Accumulated	Net book
December 31, 2019	Cost	amortization	value
Patents and trademarks	$20,386	$9,333	$11,053
Technology	5,457	4,917	540
Customer contracts	12,150	10,668	1,482
Other intangibles	328	328	—
Total	$38,321	$25,246	$13,075

During the year ended December 31, 2020, the Company recorded an impairment charge of nil (year ended December 31, 2019 - $688).
During the year ended December 31, 2020, amortization of $1,746 (year ended December 31, 2019 - $2,931) was recognized in the consolidated statement of operations.